Expense by Nature	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Expense by Nature
10	Expense by nature

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 10.1)	16,402,993	15,080,319	12,528,795
Loan origination and servicing expenses	5,712,598	3,667,962	2,021,636
Outsourcing service expenses	1,355,273	1,391,292	1,058,915
Trust management fee	1,078,380	1,251,761	939,004
Payment processing expenses	1,197,869	1,134,905	750,504
Promotion and advertising expenses	1,685,847	1,525,797	585,240
Depreciation of right-of-use assets (Note 24)	608,889	578,014	413,957
Taxes and surcharges	534,647	568,826	319,512
Business entertainment expenses	619,328	389,369	206,135
Depreciation of property and equipment (Note 22)	193,511	177,799	181,171
Audit fees	42,376	39,271	47,449
Amortization of intangible assets (Note 23)	22,234	15,325	11,022
Others	740,039	1,068,711	614,673

Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	30,193,984	26,889,351	19,678,013

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Sales and marketing expense
Borrower acquisition expenses	10,119,525	7,865,407	5,030,841
General sales and marketing expenses	6,637,150	6,653,847	4,377,490
Investor acquisition and retention expenses	676,984	301,092	24,035
Referral expenses from platform service	559,413	936,570	435,122

	17,993,072	15,756,916	9,867,488

10.1	Employee benefit expenses

(a)	Employee benefit expenses are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	11,681,753	10,163,216	9,090,885
Other social security costs, housing benefits and other employee benefits	3,157,771	3,293,366	2,347,734
Pension costs – defined contribution plans	1,430,074	1,577,818	1,126,319
Share-based payment (Note 42)	133,395	45,919	(36,143)

	16,402,993	15,080,319	12,528,795

(b)	Five highest paid individuals
The five individuals whose emoluments excluding share-based payment were the highest in the Group for the years ended December 31, 2021, 2022 and 2023 include three, two and two directors, whose emoluments are reflected in the analysis shown in Note 46. The emoluments payable to the remaining two, three and three individuals during the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	12,294	10,044	9,114
Other social security costs, housing benefits and other employee benefits	2,132	2,819	2,717
Pension costs – defined contribution plans	57	149	157

	14,483	13,012	11,988

The emoluments fell within the following bands:

	Year ended December 31,
	2021	2022	2023
Emolument bands (in RMB’000)
1,000 – 5,000	—	2	3
5,001 – 10,000	2	1	—

	2	3	3